Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives not designated as hedging instruments
Interest rate swaps, assets	$ 11,086	$ 14,741
Interest rate swaps, liabilities	40,867	73,826
Total derivatives assets	11,086	14,741
Total derivatives liabilities	40,867	73,826
Financial instruments - current assets
Derivatives not designated as hedging instruments
Interest rate swaps, assets	0	0
Financial instruments - non current assets
Derivatives not designated as hedging instruments
Interest rate swaps, assets	11,086	14,741
Financial instruments - current liabilities
Derivatives not designated as hedging instruments
Interest rate swaps, liabilities	30,447	47,740
Financial instruments - non current liabilities
Derivatives not designated as hedging instruments
Interest rate swaps, liabilities	$ 10,420	$ 26,086